Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
Schedule of inventory
	September 30, 2022	December 31, 2021
Raw materials	$76,379	$93,190
Works in progress	11,911	11,857
Finished goods	37,842	41,043
Total	$126,132	$146,090

Schedule of inventory
	December 31, 2021	December 31, 2020
Raw materials	$93,190	$20,608
Parts	11,857	2,349
Finished goods	41,043	21,947
Total	$146,090	$44,904